CONSOLIDATED STATEMENTS OF CASH FLOWS ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)
Cash flows from operating activities:
Net income before noncontrolling interest		₨ 118,049.9	$ 1,781.9	₨ 99,504.7	₨ 79,446.2
Adjustment to reconcile net income to net cash provided by operating activities
Provision for credit losses		21,531.3	325.0	17,000.2	17,428.1
Depreciation and amortization		7,427.5	112.1	6,905.8	6,980.3
Amortization of intangible assets		7.0	0.1	219.0	1,538.5
Amortization of deferred customer acquisition costs		7,061.7	106.6	5,232.0	3,569.3
Amortization of premium (discount) on investments		913.2	13.8	(331.3)	(1,015.2)
Other than temporary impairment losses on available for sale securities		54.9	0.8	1.8	664.7
Provision for deferred income taxes	[1]	(1,410.4)	(21.3)	(352.1)	(1,994.6)
Share-based compensation expense		12,593.8	190.1	9,138.8	5,495.5
Net realized (gain) loss on sale of available for sale securities		(5,646.0)	(85.2)	(5,167.9)	(1,755.7)
(Gain) loss on disposal of property and equipment, net		2.6	0.0	(111.5)	(27.1)
Exchange (gain) loss		556.1	8.4	(3,453.5)	(7,585.6)
Net change in:
Investments held for trading		(9,310.4)	(140.5)	3,785.1	27,645.6
Accrued interest receivable		(12,408.3)	(187.3)	(5,211.1)	(5,988.2)
Other assets		(21,624.4)	(326.4)	73,205.1	(75,437.9)
Accrued interest payable		8,123.7	122.6	4,762.5	(30,460.9)
Accrued expense and other liabilities		44,151.0	666.4	(95,770.5)	108,648.3
Net cash provided by operating activities		170,073.2	2,567.1	109,357.1	127,151.3
Cash flows from investing activities:
Net change in term placements		21,089.7	318.3	6,492.2	22,784.0
Activity in available for sale securities:
Purchases		(3,078,054.2)	(46,461.2)	(1,383,086.4)	(471,211.3)
Proceeds from sales		1,129,146.1	17,043.7	139,646.9	88,685.7
Maturities, prepayments and calls		1,581,067.8	23,865.2	687,313.0	476,119.7
Net change in repurchase options and reverse repurchase agreements		256,632.7	3,873.7	105,730.0	(195,322.6)
Loans purchased		(124,630.2)	(1,881.2)	(82,492.1)	(66,898.7)
Repayments on loans purchased		47,174.7	712.1	35,489.4	48,036.7
Increase in loans originated, net of principal collections		(967,395.6)	(14,602.1)	(672,149.0)	(669,463.7)
Additions to property and equipment		(9,983.4)	(150.7)	(8,913.7)	(9,728.5)
Proceeds from sale or disposal of property and equipment		111.5	1.7	329.2	127.3
Net cash used in investing activities		(1,144,840.9)	(17,280.5)	(1,171,640.5)	(776,871.4)
Cash flows from financing activities:
Net increase in deposits		930,935.7	14,051.9	824,928.2	708,925.0
Net increase (decrease) in short-term borrowings		39,370.5	594.3	61,577.6	477.7
Purchase of subsidiary shares from noncontrolling interest		0.0	0.0	(715.7)	(2,265.8)
Proceeds from issue of shares by a subsidiary to noncontrolling interests		33.9	0.5	340.8	162.4
Proceeds from issuance of long-term debt		129,121.4	1,949.0	104,257.6	146,341.9
Repayment of long-term debt		(79,391.6)	(1,198.4)	(49,324.0)	(51,063.9)
Proceeds from issuance of equity shares for options exercised		12,229.0	184.6	9,954.1	7,232.9
Proceeds from issuance of equity shares		0.0	0.0	97,227.9	0.0
Payment of dividends and dividend tax		(24,367.9)	(367.8)	(19,300.5)	(15,372.6)
Net cash provided by financing activities		1,007,931.0	15,214.1	1,028,946.0	794,437.6
Effect of exchange rate changes on cash and cash equivalents		3,384.1	51.0	3,626.5	7,377.5
Net change in cash and cash equivalents		36,547.4	551.7	(29,710.9)	152,095.0
Cash and cash equivalents, beginning of year		341,124.3	5,149.0	370,835.2	218,740.2
Cash and cash equivalents, end of year		377,671.7	5,700.7	341,124.3	370,835.2
Supplementary cash flow information:
Interest paid		324,572.3	4,899.2	259,656.1	260,039.7
Income taxes paid		70,678.5	1,066.8	56,480.4	42,107.9
Non-cash investment activities
Payable for purchase of property and equipment		₨ 890.6	$ 13.4	₨ 1,010.2	₨ 814.6

[1]	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 495.6 million, Rs. 74.4 million and Rs. 2.4 million for fiscals March 31, 2014, March 31, 2015 and March 31, 2016, respectively.